Net Loss Per Share	9 Months Ended
May 31, 2016
Notes to Financial Statements
Note 7. Net Loss Per Share

During the three and nine months ended May 31, 2016 and 2015, the Company recorded a net loss. Basic net loss per share is computed by dividing the net loss by the weighted average number of common shares outstanding during the period. The Company has not included the effects of warrants, stock options and convertible debt on net loss per share because to do so would be antidilutive.

Following is the computation of basic and diluted net loss per share for the three and nine months ended May 31, 2016 and 2015:

	Three Months Ended May 31,		Nine Months Ended May 31,
	2016	2015	2016	2015

Loss available to common stockholders'	$(2,099,885)	$(1,564,362)	$(5,232,917)	$(6,344,558)

Weighted average number of common shares outstanding	27,427,913	25,224,700	26,957,191	24,823,496
	$(0.08)	$(0.06)	$(0.19)	$(0.26)

Stock options	720,001	1,267,502	720,001	1,267,502
Warrants	9,711,631	8,793,851	9,711,631	8,793,851
Convertible debt	2,631,845	2,454,939	2,631,845	2,454,939
Warrants issuable upon conversion of debt (See "NOTE 2 - Convertible Promissory Note" above)	2,631,845	2,454,939	2,631,845	2,454,939
Total shares not included in the computation of diluted losses per share	15,695,322	14,971,231	15,695,322	14,971,231